Liability Related to the Sale of Future Revenue (Tables)	3 Months Ended
Mar. 31, 2023
Conduit Pharmaceuticals Ltd [Member]
Schedule of Liability for the Sale of Future Revenue

The following table presents as of March 31, 2023 the Company’s liability for the sale of future revenue (in thousands):

Liability related to the sale of future royalties
December 31, 2022	$4,083
Sale of future royalties	-
Foreign currency exchange impact	90
March 31, 2023	$4,173